UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Levensohn Capital Mgmt.
Address:  333 Bush Street, Ste 2580
          San Francisco, CA 94104

13 File Number: 28-05325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pascal N. Levensohn
Title:     President
Phone:     415-217-4717
Signature, Place and Date of Signing:

    Pascal N. Levensohn  November  1, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    35297

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D 3COM CORP COM                  COMMON STOCK     885535104     1182   300000 SH       SOLE                 300000        0        0
D ASCENTIAL SOFTWARE CORP COM    COMMON STOCK     04362P108      929   500000 SH       SOLE                 500000        0        0
D CISCO SYS INC COM              COMMON STOCK     17275R102      906    86390 SH       SOLE                  86390        0        0
D EBAY INC COM STK               COMMON STOCK     278642103     8645   163700 SH       SOLE                 163700        0        0
D EBAY INC COM STK	         OPTIONS - PUTS   278642103     3961    75000 SH  PUT  SOLE                  75000        0        0
D GATEWAY INC COM                COMMON STOCK     367626108      446   150000 SH       SOLE                 150000        0        0
D INTERWOVEN INC COM STK         COMMON STOCK     46114T102     1004   500000 SH       SOLE                 500000        0        0
D INTUITIVE SURG COM STK         COMMON STOCK     46120E107     9152   983054 SH       SOLE                 983054        0        0
D MARVELL TECH GP                COMMON STOCK     G5876H105      396    25000 SH       SOLE                  25000        0        0
D MAXIM INTEGRATED PRODUCTS INC. COMMON STOCK     57772K101      891    36000 SH       SOLE                  36000        0        0
D MAXIM INTEGRATED PRODUCTS INC. OPTIONS - PUTS   57772K101      867    35000 SH  PUT  SOLE                  35000        0        0
D MICROTUNE INC COM              COMMON STOCK     59514P109      844   350000 SH       SOLE                 350000        0        0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   6311001WT     2072   100000 SH  PUT  SOLE                 100000        0        0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   6311002VU      518    25000 SH  PUT  SOLE                  25000        0        0
D RED HAT INC USD COM            COMMON STOCK     756577102      464    97789 SH       SOLE                  97789        0        0
D REDBACK NETWORKS INC           COMMON STOCK     757209101      302   975000 SH       SOLE                 975000        0        0
D SONICWALL INC.                 COMMON STOCK     835470105      825   300000 SH       SOLE                 300000        0        0
D TIBCO SOFTWARE INC USD COM     COMMON STOCK     88632Q103      939   250500 SH       SOLE                 250500        0        0
D VERITAS SOFTWARE CORP COM      COMMON STOCK     923436109      954    65000 SH       SOLE                  65000        0        0
S REPORT SUMMARY                 19 DATA RECORDS               35297        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED